Cassidy & Associates
                                1504 R Street N.W.
                               Washington, D.C. 20009
                 202/387-5400 (tel)            202/745-1920 (fax)


                                October 2, 2008

John D. Reynolds
Securities and Exchange Commission
Division of Corporation Finance
Mail Stop 3561
Washington, DC 20549

     Re:  Canistel Acquisition Corporation, File No. 0-53255
          Letter of Comment dated September 19, 2008

Gentlemen/Madam:

     In response to the comment letter from the Securities and Exchange Commission of September 19, 2008, we are filing herewith Amendment No. 2 to the Form 10 of Canistel Acquisition Corporation (the "Company").

     As requested, we have simultaneously filed a quarterly report on Form 10-Q for the period ending June 30, 2008.

     We have also provided attached to this letter, a statement from the Company acknowledging that:

The Company is responsible for the adequacy and accuracy of the disclosure in the filing;

Staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any acquisiiton with respect to the filing; and

The Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

                              Sincerely,


                            Lee W. Cassidy